Goodwill (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 01, 2026 CHF (SFr)	Aug. 04, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Goodwill [Line Items]
Goodwill	$ 11,695	$ 5,656
Impairment loss
IC'Alps SAS [Member]
Goodwill [Line Items]
Percentage of issued and outstanding shares acquired				100.00%
Goodwill			SFr 4,849,470	€ 4,815,338